INSURANCE AND REINSURANCE CONTRACTS ASSETS AND LIABILITIES - Schedule of Components of Movements of Insurance Contracts (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Balances at the beginning of the period	S/ 10,575,804	S/ 9,567,014
Changes in the statement of income:
Changes in estimates that adjust the CSM	105	(5,689)
Changes in estimates that result in losses and recoveries for contract losses onerous	(9,973)	(9,630)
Initial recognition contracts	34,562	30,894
Changes related to future services	24,694	15,575
CSM recognized for services provided	(137,032)	(125,610)
Changes in the risk adjustment recognized for the expired risk	(21,026)	(20,039)
Experience adjustments	931,751	829,682
Changes related to current services	773,693	684,033
Adjustments to liabilities for incurred claims	(847,817)	(703,341)
Result of the insurance service	(49,430)	(3,733)
Net financial expenses for insurance contracts	1,100,880	613,487
Total changes in the consolidated income statement	1,051,450	609,754
Other changes	(563,993)	56,013
Cash flow:
Premiums received	1,886,374	1,500,797
Claims and other service expenses paid	(1,190,631)	(1,077,186)
Insurance acquisition cash flows	(101,310)	(80,588)
Net cash flow	594,433	343,023
Balances at the end of the period	11,657,694	10,575,804
Present Value of Fulfillment Cash Flows
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Balances at the beginning of the period	9,164,961	8,220,567
Changes in the statement of income:
Changes in estimates that adjust the CSM	873	(19,665)
Changes in estimates that result in losses and recoveries for contract losses onerous	(6,299)	(8,949)
Initial recognition contracts	(122,940)	(102,195)
Changes related to future services	(128,366)	(130,809)
CSM recognized for services provided	0	0
Changes in the risk adjustment recognized for the expired risk	0	0
Experience adjustments	931,751	829,682
Changes related to current services	931,751	829,682
Adjustments to liabilities for incurred claims	(858,036)	(713,268)
Result of the insurance service	(54,651)	(14,395)
Net financial expenses for insurance contracts	1,048,399	564,473
Total changes in the consolidated income statement	993,748	550,078
Other changes	(470,998)	51,293
Cash flow:
Premiums received	1,886,374	1,500,797
Claims and other service expenses paid	(1,190,631)	(1,077,186)
Insurance acquisition cash flows	(101,310)	(80,588)
Net cash flow	594,433	343,023
Balances at the end of the period	10,282,144	9,164,961
Risk adjustment for non-financial risk
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Balances at the beginning of the period	152,793	144,207
Changes in the statement of income:
Changes in estimates that adjust the CSM	11,354	4,441
Changes in estimates that result in losses and recoveries for contract losses onerous	2,109	(681)
Initial recognition contracts	16,992	9,628
Changes related to future services	30,455	13,388
CSM recognized for services provided	0	0
Changes in the risk adjustment recognized for the expired risk	(21,026)	(20,039)
Experience adjustments	0	0
Changes related to current services	(21,026)	(20,039)
Adjustments to liabilities for incurred claims	10,219	9,927
Result of the insurance service	19,648	3,276
Net financial expenses for insurance contracts	4,032	3,896
Total changes in the consolidated income statement	23,680	7,172
Other changes	(12,040)	1,414
Cash flow:
Premiums received	0	0
Claims and other service expenses paid	0	0
Insurance acquisition cash flows	0	0
Net cash flow	0	0
Balances at the end of the period	164,433	152,793
Contractual Service Margin (CSM)
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Balances at the beginning of the period	1,258,050	1,202,240
Changes in the statement of income:
Changes in estimates that adjust the CSM	(12,122)	9,535
Changes in estimates that result in losses and recoveries for contract losses onerous	(5,783)	0
Initial recognition contracts	140,510	123,461
Changes related to future services	122,605	132,996
CSM recognized for services provided	(137,032)	(125,610)
Changes in the risk adjustment recognized for the expired risk	0	0
Experience adjustments	0	0
Changes related to current services	(137,032)	(125,610)
Adjustments to liabilities for incurred claims	0	0
Result of the insurance service	(14,427)	7,386
Net financial expenses for insurance contracts	48,449	45,118
Total changes in the consolidated income statement	34,022	52,504
Other changes	(80,955)	3,306
Cash flow:
Premiums received	0	0
Claims and other service expenses paid	0	0
Insurance acquisition cash flows	0	0
Net cash flow	0	0
Balances at the end of the period	S/ 1,211,117	S/ 1,258,050